Due to (from) Related Parties - Schedule of Due to (from) Related Parties (Details) (CAD)	Feb. 28, 2013	Feb. 29, 2012
Advances (Repayment) related party	(58,155)
Due to related parties	339,197	396,112
Reg Technologies Inc. [Member]
Advances (Repayment) related party	(2,557)
Due to related parties	(1,240)	1,317
Minewest Silver and Gold Inc. [Member]
Advances (Repayment) related party	(1,189)
Due to related parties		1,189
IAS Energy Group [Member]
Advances (Repayment) related party	3,371
Due to related parties	3,371
JGR Petroleum, Inc. [Member]
Advances (Repayment) related party
Due to related parties	116,977	116,977
John Robertson [Member]
Advances (Repayment) related party	381
Due to related parties	28,491	28,110
KLR Petroleum Ltd. [Member]
Advances (Repayment) related party	(80,644)
Due to related parties	48,908	129,552
SMR Investments Ltd. [Member]
Advances (Repayment) related party	30,000
Due to related parties	141,450	111,450
Teryl Resources Corp. [Member]
Advances (Repayment) related party	(7,517)
Due to related parties		7,517